Derivative Instruments (Details) - USD ($) $ in Thousands		1 Months Ended				10 Months Ended	12 Months Ended
	May 01, 2019	Mar. 31, 2021	Apr. 30, 2019	Feb. 28, 2018	Apr. 30, 2017	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Derivative Instruments
Derivative, Gain (Loss) on Derivative, Net						$ 1,737	$ 0	$ 978
Derivative, Fixed Interest Rate						1.695%		1.695%	2.183%
LIBOR
Derivative Instruments
Derivative, Basis Spread on Variable Rate									1.00%	0.00%
Interest rate swap asset
Derivative Instruments
Interest payments	$ 100,000	$ 350,000	$ 50,000	$ 50,000	$ 300,000
Forward contracts asset							1,957
Interest rate swap liability						$ 5,159		$ 5,159
Foreign exchange forward
Derivative Instruments
Forward contracts asset						8,574	2,205	8,574
Interest rate swap liability						106	$ 641	106
Foreign exchange forward | Maximum
Derivative Instruments
Term of contract							180 days
Foreign Exchange Contract
Derivative Instruments
Derivative, Gain (Loss) on Derivative, Net							$ (6,904)	20,805	$ 0
Notional values						$ 354,751	$ 216,748	$ 354,751
Foreign Exchange Contract | Maximum
Derivative Instruments
Term of contract							180 days